Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.10%	1.70%	2.20%
Foreign income taxes	(1.60%)	(2.00%)	(2.60%)
Manufacturing benefits	(1.80%)	(1.70%)	(1.60%)
Research and experimentation and other tax credits	(3.40%)	(0.50%)	(1.10%)
Resolution of tax contingencies	(1.00%)	(0.90%)	(7.70%)
Goodwill impairment			1.20%
Other, net	(1.10%)	0.60%	0.10%
Effective income tax rate on continuing operations	28.20%	32.20%	25.50%